Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Foreign exchange gain	$ 9	$ (3)	$ (43)
Pension and Retirement Plans | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	4,311	3,912	3,388
Current service cost	244	229	170
Effect on curtailment	0	0	2
Interest expense	291	269	275
Actuarial gains or losses	5	257	585
Foreign exchange gain	18	28	(69)
Benefits paid	(364)	(455)	(395)
Past service cost	0	71	(44)
Balance at end of year	4,515	4,311	3,912
Seniority premiums | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	865	630	411
Current service cost	84	68	35
Interest expense	62	53	37
Actuarial gains or losses	74	187	155
Benefits paid	(107)	(73)	(84)
Past service cost	0	0	76
Balance at end of year	$ 978	$ 865	$ 630